(Retirement Living through II 2055 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2055 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2055 Portfolio)		Class R6
Management fee		0.22%
Other expenses	[1]	44.74%
Acquired fund fees and expenses	[2]	0.38%
Total annual fund operating expenses	[3]	45.34%
Contractual expense reimbursement	[4][5]	(44.69%)
Total annual fund operating expenses after expense reimbursements		0.65%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2055 Portfolio) (USD $)	1 Year	3 Years
Class R6	66	6,097

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from March 26, 2014 to August 31, 2014, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2055.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2055 Portfolio, which is designed for investors planning to retire around the year 2055, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

There is no guarantee that the fund will provide adequate income near, at, or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living II Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. The subadvisors' investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisors will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A fund's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by a fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that a fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because a fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by a fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2050 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2050 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2050 Portfolio)		Class R6
Management fee		0.22%
Other expenses	[1]	23.79%
Acquired fund fees and expenses	[2]	0.39%
Total annual fund operating expenses	[3]	24.40%
Contractual expense reimbursement	[4][5]	(23.74%)
Total annual fund operating expenses after expense reimbursements		0.66%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2050 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	67	4,219	6,917	10,217

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2050 Portfolio, which is designed for investors planning to retire around the year 2050, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2045 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2045 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2045 Portfolio)		Class R6
Management fee		0.22%
Other expenses	[1]	19.09%
Acquired fund fees and expenses	[2]	0.39%
Total annual fund operating expenses	[3]	19.70%
Contractual expense reimbursement	[4][5]	(19.04%)
Total annual fund operating expenses after expense reimbursements		0.66%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2045 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	67	3,596	6,164	9,925

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2045 Portfolio, which is designed for investors planning to retire around the year 2045, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2040 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2040 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2040 Portfolio)		Class R6
Management fee		0.22%
Other expenses	[1]	15.18%
Acquired fund fees and expenses	[2]	0.39%
Total annual fund operating expenses	[3]	15.79%
Contractual expense reimbursement	[4][5]	(15.13%)
Total annual fund operating expenses after expense reimbursements		0.66%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2040 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	67	3,017	5,364	9,343

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2040 Portfolio, which is designed for investors planning to retire around the year 2040, currently has a target asset allocation of 95% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2035 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2035 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2035 Portfolio)		Class R6
Management fee		0.22%
Other expenses	[1]	15.42%
Acquired fund fees and expenses	[2]	0.41%
Total annual fund operating expenses	[3]	16.05%
Contractual expense reimbursement	[4][5]	(15.37%)
Total annual fund operating expenses after expense reimbursements		0.68%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2035 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	69	3,058	5,423	9,395

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2035 Portfolio, which is designed for investors planning to retire around the year 2035, currently has a target asset allocation of 92% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2030 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2030 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2030 Portfolio)		Class R6
Management fee		0.24%
Other expenses	[1]	11.97%
Acquired fund fees and expenses	[2]	0.40%
Total annual fund operating expenses	[3]	12.61%
Contractual expense reimbursement	[4][5]	(11.92%)
Total annual fund operating expenses after expense reimbursements		0.69%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2030 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	70	2,505	4,583	8,542

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2030 Portfolio, which is designed for investors planning to retire around the year 2030, currently has a target asset allocation of 85% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2025 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2025 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2025 Portfolio)		Class R6
Management fee		0.27%
Other expenses	[1]	10.65%
Acquired fund fees and expenses	[2]	0.40%
Total annual fund operating expenses	[3]	11.32%
Contractual expense reimbursement	[4][5]	(10.60%)
Total annual fund operating expenses after expense reimbursements		0.72%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2025 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	74	2,288	4,231	8,110

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2025 Portfolio, which is designed for investors planning to retire around the year 2025, currently has a target asset allocation of 74% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2020 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2020 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2020 Portfolio)		Class R6
Management fee		0.31%
Other expenses	[1]	15.63%
Acquired fund fees and expenses	[2]	0.37%
Total annual fund operating expenses	[3]	16.31%
Contractual expense reimbursement	[4][5]	(15.58%)
Total annual fund operating expenses after expense reimbursements		0.73%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2020 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	75	3,102	5,483	9,444

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2020 Portfolio, which is designed for investors planning to retire around the year 2020, currently has a target asset allocation of 62% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in equity securities than will a John Hancock Retirement Living II Portfolio with a closer target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in equity securities than John Hancock Retirement Living Portfolios with closer target dates, equity security risks are more prevalent in this fund than in these other target-date funds. In addition to equity securities risk, the fund's other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2015 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2015 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2015 Portfolio)		Class R6
Management fee		0.34%
Other expenses	[1]	18.92%
Acquired fund fees and expenses	[2]	0.35%
Total annual fund operating expenses	[3]	19.61%
Contractual expense reimbursement	[4][5]	(18.87%)
Total annual fund operating expenses after expense reimbursements		0.74%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2015 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	76	3,589	6,151	9,917

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2015 Portfolio, which is designed for investors planning to retire around the year 2015, currently has a target asset allocation of 52% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living II Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living II Portfolios with target dates that are more distant, fixed-income securities risks are more prevalent in this fund than in these other target-date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.

(Retirement Living through II 2010 Portfolio)
Investment objective

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.

Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Retirement Living through II 2010 Portfolio)	Class R6
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Retirement Living through II 2010 Portfolio)		Class R6
Management fee		0.37%
Other expenses	[1]	12.42%
Acquired fund fees and expenses	[2]	0.38%
Total annual fund operating expenses	[3]	13.17%
Contractual expense reimbursement	[4][5]	(12.37%)
Total annual fund operating expenses after expense reimbursements		0.80%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Retirement Living through II 2010 Portfolio) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	82	2,607	4,736	8,711

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During the fiscal period from November 7, 2013 to August 31, 2014, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

The portfolio managers of the fund allocate assets among the underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. John Hancock Retirement Living through II 2010 Portfolio, which is designed for investors planning to retire around the year 2010, currently has a target asset allocation of 43.75% of its assets in underlying funds that invest primarily in equity securities. The fund will have greater exposure to underlying funds that invest primarily in fixed-income securities than will a John Hancock Retirement Living II Portfolio with a more distant target date. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the chart below. As the glide path shows, the fund's asset mix becomes more conservative as time elapses. This reflects the desire to reduce investment risk and volatility as retirement approaches.

The fund is designed for investors who may remain invested in the fund through their retirement years. After the fund reaches its designated retirement year, it will continue to be managed according to an allocation strategy that becomes increasingly conservative over time, until approximately twenty years after retirement when the fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities.

The subadvisors may, from time to time, adjust the percentage of assets invested in any specific underlying fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes and investment styles or to reflect fundamental changes in the investment environment. Over time, the asset allocation strategy will change according to a predetermined glide path shown in the following chart. The target allocation may be changed without shareholder approval if it is believed that such change would benefit the fund and its shareholders. The glide path is intended to reduce investment risk and volatility as retirement approaches and in the postretirement years, since the fund may be a primary source of income for its shareholders after retirement.

The allocations reflected in the glide path are also referred to as target allocations because they do not reflect active decisions made by the subadvisors to produce an overweight or an underweight position in a particular asset class based on the subadvisors' market outlook. The fund has a target allocation to underlying funds for the broad asset classes of equities and fixed income, but may invest outside these target allocations to protect the fund or help it achieve its objective. Any such deviation from the target allocation is not expected to be greater than plus or minus 10%, although this range may be exceeded in light of market or economic conditions in an effort to protect the fund or achieve its objective.

Any such decisions would be made by taking into account relevant factors such as the current and expected economic environment, various fundamental factors such as the valuations of various asset classes, and various technical factors such as market sentiment. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage. The portfolio managers believe that the majority of performance will be driven by the long-term strategic asset allocation mix as opposed to any shorter-term tactical asset allocation decisions.

GLIDE PATH CHART

In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. The fund may invest in exchange-traded notes (ETNs).

The Board of Trustees of the fund may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities. These include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Certain equity underlying funds may invest in initial public offerings (IPOs). Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest-rate swaps, options on securities, and futures contracts. Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging-market securities). Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests. The investment performance of the fund will reflect both its portfolio managers' allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Retirement Living II Portfolios target dates that are more distant, fixed-income securities risks are more prevalent in this fund than in these other target-date funds. Before investing, be sure to read the additional descriptions of these risks beginning on page 63 of the prospectus.

Principal risks of investing in the fund of funds

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives risk. Use of derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Exchange-traded funds risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund.

Exchange-traded notes risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that compose the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risks.

Fund of funds risk. The fund is subject to the performance and expenses of the underlying funds in which it invests.

Investment company securities risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk. There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its postretirement stage.

Target allocation risk. From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal risks of investing in the underlying funds

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk. A subadvisor's investment strategy may fail to produce the intended result.

Commodity risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors.

Convertible securities risk. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Equity securities risk. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover.

Issuer risk. An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk. Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and/or other market risks.

Non-diversified risk. Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past performance

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund has less than a full calendar year of performance, there is no past performance to report.